Cash and cash equivalents (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,515,051	$ 509,102	$ 588,530	$ 556,066
Peso [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	4,416	7,190
Dollar [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1,377,983	454,402
Euro [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	14,374	17,144
Mexican Peso [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1,827	1,378
South African Rand [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	13,048	14,286
Japanese Yen [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1,182	1,646
Peruvian Sol [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	6	3
Indian Rupee [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	0	6
Chinese Yuan [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	30,102	11,597
Indonesian Rupee [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	3	3
Pound Sterling [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1	19
Australian dollar [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	72,107	1,411
South Korean won [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	0	16
UAE dirham [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1	0
Polish Ztoly [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1	$ 1